REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and
liabilities, including the schedules of portfolio investments, of VictoryShares USAA MSCI USA Value Momentum ETF, VictoryShares
USAA MSCI USA Small Cap Value Momentum ETF, VictoryShares USAA
MSCI International Value Momentum ETF, and VictoryShares USAA
MSCI Emerging Markets Value Momentum ETF (the "Funds"), each a series of Victory Portfolios II, as of June 30, 2020, and the
related statements of operations and changes in net assets,
including the related notes, and the financial highlights for the ten months ended June 30, 2020 and for the year ended
August 31, 2019, (collectively referred to as the "financial statements").
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2020, the results of their operations, the changes in their net assets, and the financial highlights for the ten months ended June 30, 2020 and for the year ended August 31, 2019, in conformity with accounting principles generally accepted in the
United States of America.
The Funds' financial highlights and financial statements for the period ended August 31, 2018, were audited by other auditors whose report dated October 25, 2018, expressed an unqualified opinion on those financial highlights and financial statements.
Basis for Opinion
These financial statements are the responsibility of the Funds'
management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment
companies advised by Victory Capital Management, Inc. since 2015.
/s/ COHEN & COMPANY, LTD.
Cleveland, Ohio
August 25, 2020